Businesses Acquired - Additional Information (Detail) - USD ($)				12 Months Ended
		Dec. 20, 2016	Aug. 07, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Schedule Of Equity Method Investments [Line Items]
Business acquisition, net cash paid	[1]			$ 375,061,000
Revenues				657,799,000
Finance expense				9,500,000
Percentage of equity interest							5.00%
Proceeds from sale of thermal products business							$ 28,000,000
Cash proceeds from sale of thermal products business							22,000,000
Receivable on account of the sale of the Thermal Products Business						$ 12,000,000	$ 6,000,000
Business combination, contingent consideration, liability					$ 1,471,000
GOODWILL				179,445,000	$ 176,374,000	$ 170,177,000
SPTS Technologies Group Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Business acquisition, net cash paid			$ 375,100,000
Goodwill recognized expected to be deductible for income tax			0
Revenues				$ 110,600,000
Cash paid for business acquisition			375,100,000
GOODWILL			167,001,000
SPTS Technologies Group Limited [Member] | Customer Relations [Member]
Schedule Of Equity Method Investments [Line Items]
Finite-lived intangibles	[2]		69,768,000
SPTS Technologies Group Limited [Member] | Senior Secured Term Loans [Member]
Schedule Of Equity Method Investments [Line Items]
Senior secured long term loan, amount borrowed			$ 300,000,000
Debt instrument discount			1.00%
Applied Microstructures Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Cash paid for business acquisition		$ 6,429,000
Contingent consideration earn out payments		$ 10,500,000
Contingent consideration payment period		15 months
Business combination, contingent consideration, liability		$ 1,500,000
Intangible assets		600,000
Fair value of net tangible and intangible assets		1,600,000
GOODWILL		6,200,000
Applied Microstructures Inc [Member] | Intellectual Property [Member]
Schedule Of Equity Method Investments [Line Items]
Finite-lived intangibles		700,000
Applied Microstructures Inc [Member] | Customer Relations [Member]
Schedule Of Equity Method Investments [Line Items]
Finite-lived intangibles		$ 700,000

[1]	(a) Acquisition of subsidiaries consolidated for the first time: Working capital (excluding cash and cash equivalents) $ (48,918) Property, plant and equipment (25,160) Long-term liabilities 19,934 Goodwill (167,001) In-process research and development (6,920) Other intangible assets (146,996) $ (375,061)
[2]	Amortized over a period of approximately five years.